Document and Entity Information	12 Months Ended
Dec. 31, 2020
Document and Entity Information
Document Type	S-4/A
Entity Registrant Name	Bespoke Capital Acquisition Corp
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001834045
Amendment Flag	false